iShares®

iShares, Inc.
Supplement dated November 29, 2007 to the Prospectus dated January 1, 2007 for the iShares MSCI Series change in the Underlying Index for the iShares MSCI Belgium Index Fund

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus for the following: iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund.

On November 30, 2007 and May 30, 2008 MSCI, Inc. (“MSCI”) will implement changes to the methodology it uses to calculate its MSCI Standard Indexes. MSCI has also combined its MSCI Standard Indexes and MSCI Small Cap Indexes to form the new MSCI Global Investable Market Indexes (the “MSCI GIMI”) which are intended to cover approximately 99% of the investable large-, mid- and small-cap securities of each market.

After changes to the existing MSCI Standard Indexes are implemented, the MSCI Belgium Index (the “Current Index”), an MSCI Standard Index, will contain fewer securities and reflect a narrower segment of the market than is currently the case. As a result, the Company’s Board of Directors has approved changing the underlying index of the iShares MSCI Belgium Index Fund from the Current Index to an index of the MSCI GIMI. As of December 1, 2007, the new index of the iShares MSCI Belgium Index Fund will be the MSCI Belgium Investable Market Index.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-055-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated November 29, 2007

to the Prospectus dated January 1, 2007

for the iShares MSCI Series change in Underlying Index for the iShares MSCI Mexico Index Fund

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus for the following: iShares MSCI Australia Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Pacific ex-Japan Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund.

On November 30, 2007 and May 30, 2008 MSCI, Inc. (“MSCI”) will implement changes to the methodology it uses to calculate its MSCI Standard Indexes. MSCI has also combined its MSCI Standard Indexes and MSCI Small Cap Indexes to form the new MSCI Global Investable Market Indexes (the “MSCI GIMI”) which are intended to cover approximately 99% of the investable large-, mid- and small-cap securities of each market.

After changes to the existing MSCI Standard Indexes are implemented, the MSCI Mexico Index (the “Current Index”), an MSCI Standard Index, will contain fewer securities and reflect a narrower segment of the market than is currently the case. As a result, the Company’s Board of Directors has approved changing the underlying index of the iShares MSCI Mexico Index Fund from the Current Index to an index of the MSCI GIMI. As of December 1, 2007, the new index of the iShares MSCI Mexico Index Fund will be the MSCI Mexico Investable Market Index.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-056-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.
Supplement dated November 29, 2007 to
the Statement of Additional Information (“SAI”) dated January 1, 2007 for the iShares MSCI Index Funds
changes in the Underlying Index for:

iShares MSCI Belgium Index Fund

iShares MSCI Mexico Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

On November 30, 2007 and May 30, 2008 MSCI, Inc. (“MSCI”) will implement changes to the methodology it uses to calculate its MSCI Standard Indexes. MSCI has also combined its MSCI Standard Indexes and MSCI Small Cap Indexes to form the new MSCI Global Investable Market Indexes (the “MSCI GIMI”) which are intended to cover approximately 99% of the investable large-, mid- and small-cap securities of each market.

After changes to the existing MSCI Standard Indexes are implemented, the MSCI Belgium Index and the MSCI Mexico Index (together, the “Current Indexes”), both MSCI Standard Indexes, will contain fewer securities and reflect a narrower segment of the market than is currently the case. As a result, the Company’s Board of Directors has approved changing the underlying indexes of these funds from the Current Indexes to indexes of the MSCI GIMI. As of December 1, 2007, the new index of the iShares MSCI Belgium Index Fund will be the MSCI Belgium Investable Market Index and the new index of the iShares MSCI Mexico Index Fund will be the MSCI Mexico Investable Market Index.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-030-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE